Noncontrolling Interest (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 1,268,000	$ 1,318,000
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	2,000	6,448,000	$ (42,208,000)
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	1,300,000	1,300,000
Percentage of ordinary shares held				100.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	2,000	(3,000)	18,448,000
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 0	$ 6,451,000	$ (60,656,000)